Commitments and Contingencies (FY) (Details) - USD ($)	1 Months Ended	3 Months Ended	8 Months Ended	12 Months Ended
	Dec. 22, 2021	Mar. 31, 2023	Dec. 31, 2021	Dec. 31, 2022
Commitments and Contingencies (Details) [Line Items]
Gross proceeds		$ 6,986,250		$ 6,986,250
Business combination, percentage		3.68%		3.68%
Business combination percentage		3.68%		3.68%
Cash percentage		27.50%		27.50%
Equity percentage		72.50%		72.50%
Fair value	$ 3,570,576
Exercisable per share		$ 11.5		$ 11.5
Warrants term		5 years		5 years
Pre transaction equity value		$ 155,000,000		$ 155,000,000
Exchange ratio		155,000,000		155,000,000
Price per share (in Dollars per share)	$ 10.1			$ 11.5
Aggregate additional		$ 3,875,000		$ 3,875,000
Common Stock [Member]
Commitments and Contingencies (Details) [Line Items]
Additional shares units			4,743,750
Price per share (in Dollars per share)	11.5	$ 10		$ 10
IPO [Member]
Commitments and Contingencies (Details) [Line Items]
Additional shares units		2,475,000		2,475,000
Underwriting discount		1.82%		1.82%
Gross proceeds		$ 3,450,000		$ 3,450,000
Price per share (in Dollars per share)	$ 10.1
Over-Allotment Option [Member]
Commitments and Contingencies (Details) [Line Items]
Underwriters	450,000
Warrants		74,250		74,250
Aggregate exercise price		$ 6,546,375		$ 6,546,375
I-Bankers and Dawson James [Member]
Commitments and Contingencies (Details) [Line Items]
Shares of common stock	37,500
Warrants underwriters		569,250		569,250